Cover	Jan. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2023
Entity File Number	001-40432
Entity Registrant Name	TUESDAY MORNING CORP/DE
Entity Central Index Key	0000878726
Entity Tax Identification Number	75-2398532
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6250 LBJ Freeway
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	387-3562
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TUEM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false